CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (94.16%)
Education (44.08%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,618,126
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	631,168
4.000%, 12/01/2034	250,000	281,670
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	412,908
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,064,450
3.000%, 09/01/2035	510,000	541,763
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	828,669
4.000%, 09/01/2031	500,000	591,835
5.000%, 09/01/2032	2,750,000	3,469,510
5.000%, 09/01/2034	2,000,000	2,502,280
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,176,640
4.000%, 09/01/2036	500,000	584,920
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,790,370
4.000%, 09/01/2033	500,000	555,260
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,742,860
5.000%, 09/01/2027	800,000	997,792
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,349,180
4.000%, 03/01/2034	1,000,000	1,151,600
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	292,857
5.000%, 09/01/2031	1,715,000	2,088,253
5.000%, 09/01/2032	150,000	182,646
5.000%, 09/01/2033	1,000,000	1,217,640
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,273,460
4.000%, 09/01/2043	1,000,000	1,124,570
Hutchinson Community College & Area Vocational School, Certificate Participation Bonds
4.000%, 10/01/2037	1,700,000	1,748,178
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	473,752
4.000%, 09/01/2033	1,000,000	1,176,680
4.000%, 09/01/2035	1,000,000	1,172,610
5.000%, 09/01/2030	1,970,000	2,444,593
5.250%, 09/01/2029	1,500,000	1,548,690
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
3.000%, 10/01/2032	1,155,000	1,360,301

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$1,165,000	$1,423,140
4.000%, 09/01/2032	1,745,000	2,126,178
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,000,000	1,180,990
4.000%, 09/01/2033	905,000	1,036,883
4.000%, 09/01/2035	790,000	903,894
4.000%, 09/01/2036	480,000	548,117
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,203,560
Kansas Development Finance Authority, Revenue Bonds
2.000%, 06/01/2032	1,000,000	1,021,170
3.000%, 05/01/2030	450,000	467,132
4.000%, 03/01/2028	610,000	672,165
4.000%, 05/01/2034	1,000,000	1,039,670
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,138,440
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,453,990
5.000%, 09/01/2038	1,000,000	1,243,990
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	796,527
4.000%, 09/01/2036	465,000	545,705
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2030	900,000	952,785
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	1,074,550
4.000%, 09/01/2030	325,000	389,616
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	560,740
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,135,707
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	993,903
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,525,939
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	517,678
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,106,700
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	938,288
5.000%, 10/01/2029	340,000	368,689
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	555,535
5.000%, 09/01/2033	750,000	878,055
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	618,499
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	435,249
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	903,315

	Principal Amount	Value (Note 2)
Education (continued)
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	$350,000	$416,349
4.000%, 11/01/2034	425,000	505,402
4.000%, 11/01/2035	635,000	754,170
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	647,989
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,193,570
4.000%, 09/01/2032	500,000	584,210
5.000%, 09/01/2029	2,390,000	2,861,189
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	257,384
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	300,840
5.000%, 09/01/2030	350,000	418,033
5.000%, 09/01/2031	500,000	595,585
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	357,819
5.000%, 07/01/2035	500,000	568,735
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,408,432
4.000%, 09/01/2039	400,000	458,824
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,267,310
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	613,900
Total Education		83,361,771

General Obligation (23.73%)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	390,741
4.000%, 12/01/2031	445,000	525,599
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	773,906
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	1,036,690
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	369,145
2.000%, 11/01/2039	355,000	372,327
2.000%, 11/01/2040	365,000	380,509
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	257,030
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	1,096,908
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	456,789
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	555,455
4.000%, 09/01/2031	445,000	520,161
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	497,332
5.000%, 11/01/2025	570,000	697,703

	Principal Amount	Value (Note 2)
General Obligation (continued)
5.000%, 11/01/2029	$800,000	$1,081,080
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,177,329
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,570,439
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,013
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	672,272
3.000%, 10/01/2036	680,000	732,163
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	483,854
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	977,702
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,009,340
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	414,120
3.000%, 06/01/2029	515,000	595,752
3.000%, 10/01/2030	720,000	812,657
4.000%, 12/01/2029	250,000	253,175
4.000%, 06/01/2030	820,000	981,892
5.000%, 12/01/2025	500,000	616,375
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	820,905
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	483,687
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	418,708
4.000%, 09/01/2028	1,125,000	1,309,489
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	621,468
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2029	650,000	764,023
4.000%, 09/01/2030	500,000	584,855
4.000%, 09/01/2031	1,500,000	1,739,880
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	968,877
2.000%, 11/01/2034	975,000	990,415
4.000%, 11/01/2030	800,000	954,736
4.000%, 11/01/2031	1,100,000	1,304,457
5.000%, 04/01/2026	1,485,000	1,630,678
5.000%, 09/01/2026	630,000	786,202
5.000%, 04/01/2030	655,000	714,559
5.000%, 04/01/2031	1,000,000	1,090,880
5.000%, 04/01/2034	2,000,000	2,180,820
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	775,000	775,186
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	288,473
4.000%, 12/01/2032	100,000	112,653

	Principal Amount	Value (Note 2)
General Obligation (continued)
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	$1,000,000	$1,042,650
4.000%, 08/01/2029	685,000	821,137
4.000%, 08/01/2030	1,060,000	1,255,199
4.000%, 08/01/2031	930,000	977,114
5.000%, 08/01/2025	815,000	985,905
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	340,000	313,847
5.000%, 12/01/2023	570,000	632,210
Total General Obligation		44,882,471

Health Care (3.45%)
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	728,178
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	459,042
City of Wichita, Revenue Bonds
5.000%, 11/15/2029	1,570,000	1,634,527
Kansas Development Finance Authority, Revenue Bonds
5.000%, 11/15/2032	1,500,000	1,587,975
5.000%, 11/15/2034	350,000	370,136
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,590,025
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	148,828
Total Health Care		6,518,711

Housing (0.35%)
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,858

Public Services (0.99%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,291,845
3.000%, 09/01/2029	535,000	589,592
Total Public Services		1,881,437

Transportation (10.02%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	849,750
5.000%, 09/01/2032	500,000	670,045
5.000%, 09/01/2036	1,000,000	1,319,030
5.000%, 09/01/2037	1,000,000	1,314,250
5.000%, 09/01/2038	1,150,000	1,506,293
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,914,495
5.000%, 09/01/2029	1,000,000	1,210,440
5.000%, 09/01/2031	3,020,000	3,814,230
5.000%, 09/01/2032	500,000	627,150
5.000%, 09/01/2033	1,445,000	1,727,021

	Principal Amount	Value (Note 2)
Transportation (continued)
5.000%, 09/01/2034	$3,260,000	$3,998,318
Total Transportation		18,951,022

Utilities (11.54%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,132,630
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	441,030
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	558,446
2.000%, 07/01/2035	550,000	566,709
3.000%, 07/01/2030	675,000	759,895
3.000%, 07/01/2031	555,000	622,094
3.000%, 07/01/2032	745,000	826,429
3.000%, 07/01/2033	755,000	833,143
4.000%, 07/01/2024	250,000	278,017
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	1,074,836
4.000%, 08/01/2026	2,600,000	2,654,314
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,312,833
3.375%, 10/01/2039	1,000,000	1,097,580
5.000%, 10/01/2025	1,000,000	1,034,960
5.000%, 10/01/2028	2,650,000	2,742,644
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	216,574
5.000%, 12/01/2028	700,000	840,294
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	285,135
3.000%, 09/01/2040	250,000	279,535
5.000%, 09/01/2027	1,300,000	1,341,210
5.000%, 09/01/2031	1,350,000	1,621,314
5.000%, 09/01/2032	1,090,000	1,176,622
5.000%, 09/01/2033	100,000	118,157
Total Utilities		21,814,401

TOTAL MUNICIPAL BONDS
(Cost $167,075,039)		178,065,671

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.14%)
Money Market Fund (1.44%)
Federated Treasury Obligations Fund (0.010%, 7-Day Yield)	2,711,925	$2,711,925
Total Money Market Fund		2,711,925

	Principal Amount
U.S. Treasury Bills (3.70%)
United States Treasury Bills
0.000%, 03/18/2021(b)	3,500,000	$3,499,574
0.000%, 06/17/2021(b)	3,500,000	3,498,844
Total U.S. Treasury Bills		6,998,418

TOTAL SHORT TERM INVESTMENTS
(Cost $9,709,920)		9,710,343

TOTAL INVESTMENTS (99.30%)
(Cost $176,784,959)		$187,776,014

OTHER ASSETS IN EXCESS OF LIABILITIES (0.70%)		1,330,454

NET ASSETS (100.00%)		$189,106,468

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(b)	Zero coupon bond.

Notes to Quarterly Portfolio of Investments
December 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret”) became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and
Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$178,065,671	$–	$178,065,671
Short Term Investments
Money Market Fund	2,711,925	–	–	2,711,925
U.S. Treasury Bills	–	6,998,418	–	6,998,418
Total	$2,711,925	$185,064,089	$–	$187,776,014

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at December 31, 2020.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.